Commitments and Contingencies - Contractual Obligations and Commercial Commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies [Line Items]
Payments Due, Total	$ 29,513
Payments Due Within 1 Year	3,830
Payments Due Within 2 - 3 Years	7,947
Payments Due Within 4 - 5 Years	8,536
Payments Due More Than 5 Years	9,200
Minimum Purchase Commitments [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	28,700	[1]
Payments Due Within 1 Year	3,500	[1]
Payments Due Within 2 - 3 Years	7,600	[1]
Payments Due Within 4 - 5 Years	8,400	[1]
Payments Due More Than 5 Years	9,200	[1]
Leases [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	696	[2]
Payments Due Within 1 Year	213	[2]
Payments Due Within 2 - 3 Years	347	[2]
Payments Due Within 4 - 5 Years	136	[2]
Payments Due More Than 5 Years		[2]
Employment Contracts [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	117	[3]
Payments Due Within 1 Year	117	[3]
Payments Due Within 2 - 3 Years		[3]
Payments Due Within 4 - 5 Years		[3]
Payments Due More Than 5 Years		[3]

[1]	License and supply agreement with Medica.
[2]	In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.
[3]	Relates to employment agreement with Daron Evans, our President and Chief Executive Officer, entered into on April 15, 2015 for a term of four years.